Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (446,579)	$ 2,583,055	$ 3,416,614	$ 1,502,550
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Loss on sale of Private Placement Warrants				30,000
Gain on investments held in Trust Account	(483,863)	(5,014,364)	(6,501,789)	(2,542,494)
Gain on waiver of deferred underwriting fee payable				(442,750)
Changes in operating assets and liabilities:
Prepaid expenses	(42,525)	234,161	514,200	560,833
Accounts payable	349,154	1,805,591	1,964,281	18,394
Accrued expenses	161,097	(100,057)	(318,871)	429,305
Accrued offering costs				(8,755)
Accrued expenses – related party	6,000	2,600	12,000	39,000
Net cash used in operating activities	(456,716)	(489,014)	(913,565)	(413,917)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(25,250,000)
Proceeds from Trust Account for payment to redeeming shareholders	11,325,822	211,918,104	211,918,105
Net cash provided by investing activities	11,325,822	211,918,104	211,918,105	(25,250,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriting discount paid				24,500,000
Proceeds from sale of Private Placement Warrants				750,000
Payment to redeeming shareholders	(11,325,822)	(211,918,104)	(211,918,105)
Proceeds from Promissory note – related party	111,000		600,000
Proceeds from advance from Sponsor		200,000
Proceeds from related party	200,000
Net cash used in financing activities	(11,014,822)	(211,718,104)	(211,318,105)	25,250,000
Net Change in Cash	(145,716)	(289,014)	(313,565)	(413,917)
Cash – Beginning of period	148,349	461,914	461,914	875,831
Cash – End of period	2,633	172,900	148,349	461,914
Non-cash investing and financing activities:
Shareholder non-redemption agreement	326,773
Accretion of Class A ordinary shares subject to redemption value	483,863	5,014,364	6,501,789	5,248,744
Forgiveness of def er red underwriting fee payable allocated to equity				(6,557,250)
Forfeiture of Class B ordinary shares by Sponsor				13
Conversion of Founder Shares to Class A ordinary shares		$ 338	$ 337